Loans and Allowance for Credit Losses - Impaired Loans Average Recorded Investment and Interest Income Recognized (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	$ 5,316	$ 5,710	$ 6,160
Interest Income Recognized	204	237	274
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	683	799	383
Interest Income Recognized	7	9	13
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	273	324	433
Interest Income Recognized	11	15	16
Residential Mortgages [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	2,135	2,422	2,666
Interest Income Recognized	103	124	131
Other Retail [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	287	293	336
Interest Income Recognized	14	13	14
Credit Card [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	229	214	221
Interest Income Recognized	3	4	4
Total Loans, Excluding GNMA and Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	3,607	4,052	4,039
Interest Income Recognized	138	165	178
Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	37	38	42
Interest Income Recognized	1	1	1
Government National Mortgage Association [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,672	1,620	2,079
Interest Income Recognized	$ 65	$ 71	$ 95